Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	23 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	47 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Aug. 31, 2021	Jan. 31, 2019	May 02, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
C000011001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Corporate Bond Fund (Class A) – including sales charge
Accumulated Value				$ 9,550					$ 10,113				$ 10,399				$ 10,248				$ 11,341			$ 12,806			$ 13,130			$ 11,304		$ 11,061		$ 11,766		$ 12,249
C000011003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Corporate Bond Fund (Class C) – including sales charge
Accumulated Value				10,000					10,506				10,723				10,488				11,520			12,911			13,137			11,225		10,902		11,519		11,902
C000011004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Corporate Bond Fund (Class R) – including sales charge
Accumulated Value				10,000					10,539				10,810				10,646				11,750			13,213			13,533			11,604		11,333		12,034		12,497
C000011005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Corporate Bond Fund (Institutional Class) – including sales charge
Accumulated Value				10,000					10,609				10,936				10,804				11,986			13,568			13,947			12,037		11,807		12,592		13,141
C000211235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Corporate Bond Fund (Class R6) – including sales charge
Accumulated Value		$ 10,000				$ 10,888					$ 12,318				$ 12,694				$ 10,944				$ 10,758			$ 11,485			$ 11,998
C000011010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Extended Duration Bond Fund (Class A) – including sales charge
Accumulated Value				9,550					10,694.43				10,797.11				10,618.85				12,018.12			14,326.11			14,514.15			11,601.53		11,007.68		11,525.33		11,674.04
C000011012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Extended Duration Bond Fund (Class C) – including sales charge
Accumulated Value				10,000					11,107				11,129.77				10,863.03				12,204.93			14,442.81			14,540.42			11,536.02		10,849.54		11,282.9		11,343.31
C000011013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Extended Duration Bond Fund (Class R) – including sales charge
Accumulated Value				10,000					11,175.9				11,255.09				11,042.43				12,464.88			14,818.28			14,995.66			11,944.6		11,299.41		11,809.52		11,933.03
C000011014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Extended Duration Bond Fund (Institutional Class) – including sales charge
Accumulated Value				10,000					11,216.43				11,368.58				11,208.05				12,718.17			15,181.81			15,441.33			12,369.09		11,762.68		12,346.49		12,535.94
C000169262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Extended Duration Bond Fund (Class R6) – including sales charge
Accumulated Value			$ 10,000		$ 10,711.26					$ 10,848.6				$ 10,704.04				$ 12,156.17				$ 14,540.76			$ 14,781.73			$ 11,850.82			$ 11,288.42		$ 11,861.08		$ 12,055.6
C000085181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Floating Rate Fund (Class A) – including sales charge
Accumulated Value				9,725					9,746.19				10,116.13				10,501.52				10,982.77			10,956.54			11,891.12			11,824.7		12,770.95		14,071.29		15,102.62
C000085182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Floating Rate Fund (Class C) – including sales charge
Accumulated Value				10,000					9,951.21				10,252.61				10,563.99				10,966.02			10,857.74			11,694.16			11,541.69		12,372.34		13,531.05		14,414.98
C000085183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Floating Rate Fund (Class R) – including sales charge
Accumulated Value				10,000					9,999.48				10,353.34				10,720.97				11,184.53			11,129.73			12,046.98			11,935.68		12,874.69		14,150.26		15,130.63
C000085184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Floating Rate Fund (Institutional Class) – including sales charge
Accumulated Value				10,000					10,048.22				10,455.41				10,880.74				11,407.8			11,408.88			12,413.65			12,374.6		13,397.95		14,798.97		15,923.09
C000228679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Macquarie Floating Rate Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000						$ 9,931.03					$ 10,773.39				$ 11,909.31				$ 12,806.5
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000					10,594				10,539				10,455				11,299			12,443			12,356			11,229		10,851		11,405		11,790
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Corporate Bond Index
Accumulated Value		$ 10,000		10,000					10,878				11,046				10,966				12,108			13,614			13,808			12,067		11,910		12,715		13,286
Bloomberg Long US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Long US Corporate Index
Accumulated Value			$ 10,000	10,000					11,569.94				11,718.96				11,621.09				13,323.36						16,019.89			12,850.28		12,364.13		13,051.37		13,297.91
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar LSTA US Leveraged Loan Index
Accumulated Value	$ 10,000			$ 10,000					$ 10,238.69585				$ 10,918.33098				$ 11,400.76297				$ 11,860.24703			$ 11,757.32224			$ 12,873.58595			$ 12,783.66794		$ 14,035.11756		$ 15,501.92801		$ 16,663.86614